Note 4 - Related Party Transactions (Details Textual) - EBP 42-1039071 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 79,043,339	$ 67,398,834
EBP, Trustee [Member]
EBP, Investment, Sold, Number of Shares	1,794	508
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 34,015	$ 9,960
EBP, Investment, Purchased, Number of Shares	9,821	6,131
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 182,256	$ 114,738
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares	91,517	83,490
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,101,230	$ 1,371,741